Schedule of Investments (unaudited) September 30, 2023	BlackRock Energy and Resources Trust (BGR) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Energy Equipment & Services — 5.5%
NOV, Inc.(a)	48,700	$1,017,830
Patterson-UTI Energy, Inc.(a)	70,400	974,336
Schlumberger NV(a)	262,681	15,314,302
TechnipFMC PLC(a)	162,950	3,314,403
Tenaris SA	61,100	965,133
Weatherford International PLC(a)(b)	11,900	1,074,927

		22,660,931

Food Products — 0.4%
Darling Ingredients, Inc.(a)(b)	29,424	1,535,933

Oil, Gas & Consumable Fuels — 94.2%
ARC Resources Ltd.	371,230	5,925,468
BP PLC	3,482,005	22,444,776
Canadian Natural Resources Ltd	260,692	16,859,330
Cenovus Energy, Inc.	565,137	11,766,666
Cheniere Energy, Inc.	99,068	16,441,325
Chevron Corp.(a)	116,190	19,591,958
ConocoPhillips(a)	239,319	28,670,371
Diamondback Energy, Inc.(a)	59,551	9,223,259
Eni SpA	473,650	7,608,623
EOG Resources, Inc.(a)	132,716	16,823,080
Exxon Mobil Corp.(a)(c)	650,530	76,489,317
Galp Energia SGPS SA	213,900	3,168,311
Gazprom PJSC(b)(d)	879,200	91
Hess Corp.(a)	94,453	14,451,309
Kinder Morgan, Inc.(a)	491,661	8,151,739
Kosmos Energy Ltd.(b)	465,084	3,804,387
Marathon Petroleum Corp.(a)	92,545	14,005,760
Shell PLC, ADR(a)	662,760	42,668,489
TC Energy Corp.	147,450	5,070,782
TotalEnergies SE	473,661	31,142,888
Tourmaline Oil Corp.	140,833	7,087,013

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Valero Energy Corp.(a)	73,411	$10,403,073
Williams Cos., Inc.(a)	429,731	14,477,637

		386,275,652

Total Long-Term Investments — 100.1% (Cost: $258,941,537)		410,472,516

Short-Term Securities

Money Market Funds — 0.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.23%(e)(f)	1,671,104	1,671,104

Total Short-Term Securities — 0.4% (Cost: $1,671,104)		1,671,104

Total Investments Before Options Written — 100.5% (Cost: $260,612,641)		412,143,620

Options Written — (0.9)% (Premiums Received: $(3,330,604))		(3,648,807)

Total Investments, Net of Options Written — 99.6% (Cost: $257,282,037)		408,494,813
Other Assets Less Liabilities — 0.4%		1,678,295

Net Assets — 100.0%		$410,173,108

(a)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(b)	Non-income producing security.
(c)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Trust.
(f)	Annualized 7-day yield as of period end.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/22	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares Held at 09/30/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$7,695,475	$—	$(6,024,371	)(a)	$—	$—	$1,671,104	1,671,104	$227,187	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Hess Corp	28	09/29/23	USD	0.00	USD	428	$(2,310)
Chevron Corp	374	10/06/23	USD	165.00	USD	6,306	(168,300)
ConocoPhillips	81	10/06/23	USD	117.00	USD	970	(29,970)

1

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Energy and Resources Trust (BGR)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
EOG Resources, Inc.	221	10/06/23	USD	130.00	USD	2,801	$(17,127)
Hess Corp.	110	10/06/23	USD	157.50	USD	1,683	(9,350)
Schlumberger NV	164	10/06/23	USD	60.00	USD	956	(6,560)
Valero Energy Corp.	137	10/06/23	USD	134.00	USD	1,941	(113,367)
Hess Corp.	86	10/13/23	USD	165.00	USD	1,316	(4,085)
Kinder Morgan, Inc.	507	10/13/23	USD	16.74	USD	841	(10,236)
Schlumberger NV	165	10/13/23	USD	61.00	USD	962	(8,250)
Shell PLC, ADR	489	10/13/23	USD	63.00	USD	3,148	(96,577)
Williams Cos., Inc.	426	10/13/23	USD	34.00	USD	1,435	(18,105)
ARC Resources Ltd.	81	10/20/23	CAD	21.00	CAD	176	(5,785)
Canadian Natural Resources Ltd.	741	10/20/23	CAD	84.00	CAD	6,509	(259,139)
Cenovus Energy, Inc.	359	10/20/23	CAD	27.00	CAD	1,015	(43,215)
ConocoPhillips	417	10/20/23	USD	125.00	USD	4,996	(51,499)
Diamondback Energy, Inc.	107	10/20/23	USD	149.00	USD	1,657	(86,305)
Exxon Mobil Corp.	529	10/20/23	USD	115.00	USD	6,220	(232,760)
Hess Corp.	88	10/20/23	USD	160.00	USD	1,346	(16,500)
Kinder Morgan, Inc.	571	10/20/23	USD	17.57	USD	947	(2,873)
NOV, Inc.	161	10/20/23	USD	22.00	USD	336	(4,830)
Patterson-UTI Energy, Inc.	116	10/20/23	USD	16.00	USD	161	(870)
Schlumberger NV	173	10/20/23	USD	60.00	USD	1,009	(22,836)
TechnipFMC PLC	539	10/20/23	USD	22.00	USD	1,096	(12,128)
Tourmaline Oil Corp.	131	10/20/23	CAD	69.50	CAD	895	(10,320)
Weatherford International PLC	39	10/20/23	USD	100.00	USD	352	(1,268)
Williams Cos., Inc.	438	10/20/23	USD	35.00	USD	1,476	(8,760)
ConocoPhillips	81	10/27/23	USD	124.00	USD	970	(16,281)
Exxon Mobil Corp.	809	10/27/23	USD	121.00	USD	9,512	(148,451)
Kinder Morgan, Inc.	550	10/27/23	USD	17.50	USD	912	(4,675)
Shell PLC, ADR	551	10/27/23	USD	62.95	USD	3,547	(135,654)
Valero Energy Corp.	105	10/27/23	USD	145.00	USD	1,488	(40,687)
Williams Cos., Inc.	556	10/27/23	USD	34.00	USD	1,873	(37,530)
Chevron Corp.	10	11/03/23	USD	175.00	USD	169	(2,115)
ConocoPhillips	213	11/03/23	USD	126.64	USD	2,552	(38,995)
EOG Resources, Inc.	218	11/03/23	USD	134.00	USD	2,763	(44,145)
Exxon Mobil Corp.	817	11/03/23	USD	122.00	USD	9,606	(154,413)
Hess Corp.	27	11/03/23	USD	162.50	USD	413	(7,628)
Marathon Petroleum Corp.	131	11/03/23	USD	160.00	USD	1,983	(34,191)
Schlumberger NV	368	11/03/23	USD	63.00	USD	2,145	(33,672)
Shell PLC, ADR	419	11/03/23	USD	65.42	USD	2,698	(55,310)
Marathon Petroleum Corp.	174	11/10/23	USD	162.50	USD	2,633	(41,238)
ARC Resources Ltd.	427	11/17/23	CAD	21.50	CAD	926	(33,481)
ARC Resources Ltd.	183	11/17/23	CAD	22.00	CAD	397	(10,711)
Canadian Natural Resources Ltd.	120	11/17/23	CAD	88.00	CAD	1,054	(31,364)
Cenovus Energy, Inc.	1,509	11/17/23	CAD	27.00	CAD	4,267	(248,861)
Darling Ingredients, Inc.	74	11/17/23	USD	60.00	USD	386	(5,735)
Diamondback Energy, Inc.	91	11/17/23	USD	160.00	USD	1,409	(38,675)
Patterson-UTI Energy, Inc.	117	11/17/23	USD	17.00	USD	162	(2,048)
Shell PLC, ADR	736	11/17/23	USD	65.00	USD	4,738	(134,320)
Tourmaline Oil Corp.	335	11/17/23	CAD	71.00	CAD	2,290	(42,916)
ARC Resources Ltd.	538	12/15/23	CAD	22.00	CAD	1,166	(42,382)

							$(2,628,803)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Eni SpA	JPMorgan Chase Bank N.A.	126,300	10/03/23	EUR	14.08	EUR	1,919	$(158,415)
Eni SpA	Goldman Sachs International	51,500	10/10/23	EUR	14.43	EUR	782	(46,897)
BP PLC	Barclays Bank PLC	715,200	10/13/23	GBP	4.90	GBP	3,778	(374,396)
TotalEnergies SE	Morgan Stanley & Co. International PLC	31,300	10/13/23	EUR	59.25	EUR	1,947	(110,177)

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Energy and Resources Trust (BGR)

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
TC Energy Corp.	Royal Bank of Canada	25,300	10/20/23	CAD	49.07	CAD	1,182	$(3,418)
BP PLC	Morgan Stanley & Co. International PLC	438,300	10/24/23	GBP	5.18	GBP	2,316	(114,933)
Darling Ingredients, Inc.	JPMorgan Chase Bank N.A.	2,300	10/25/23	USD	62.21	USD	120	(282)
Galp Energia SGPS SA	Goldman Sachs International	35,400	10/25/23	EUR	14.53	EUR	496	(4,982)
TC Energy Corp.	Royal Bank of Canada	28,300	10/25/23	CAD	49.88	CAD	1,322	(4,369)
Galp Energia SGPS SA	Goldman Sachs International	35,400	11/07/23	EUR	14.53	EUR	496	(7,517)
Tenaris SA	Morgan Stanley & Co. International PLC	20,200	11/14/23	EUR	14.88	EUR	302	(14,474)
TotalEnergies SE	Morgan Stanley & Co. International PLC	125,700	11/16/23	EUR	64.19	EUR	7,817	(180,144)

								$(1,020,004)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Energy Equipment & Services	$21,695,798	$965,133	$—	$22,660,931
Food Products	1,535,933	—	—	1,535,933
Oil, Gas & Consumable Fuels	321,910,963	64,364,598	91	386,275,652
Short-Term Securities
Money Market Funds	1,671,104	—	—	1,671,104

	$346,813,798	$65,329,731	$91	$412,143,620

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(2,299,430)	$(1,349,377)	$—	$(3,648,807)

(a)	Derivative financial instruments are options written. Options written are shown at value.

3

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Energy and Resources Trust (BGR)

Currency Abbreviation

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound

USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt

PJSC	Public Joint Stock Company

S C H E D U L E O F I N V E S T M E N T S	4